INCOME TAXES	12 Months Ended
Sep. 30, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Components of income tax recovery are as follows:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Current tax
Current expense	$—	$—
	$—	$—
Deferred tax
Origination and reversal of temporary differences	$(9,251)	(7,564)
Change in tax rate and rate differences	281	512
Change in unrecognized temporary differences	(4,800)	4,666
Prior year adjustments	—	2,386
	$(13,770)	$—
Total income tax recovery	$(13,770)	$—

A reconciliation of income tax recovery at the statutory rate to amounts recorded in the consolidated financial statements is provided below:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Loss before income taxes	$(38,529)	$(45,440)
Statutory income tax rate	29.0%	29.0%
Tax calculated at statutory rate	(11,173)	(13,178)
Non-deductible (non-taxable) items	1,922	5,614
Change in unrecognized temporary differences	(4,800)	4,666
Tax rate differences and tax rate changes	281	512
Prior year tax adjustments	—	2,386
Income tax recovery	$(13,770)	$—
Recognized deferred tax assets and liabilities consist of the following:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Deferred tax assets are attributable to the following:
Non-capital losses	$24,340	$10,485
Lease liabilities	2,302	985
Deferred tax assets	26,642	11,470
Set-off of tax	(26,642)	(11,470)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:
Property, plant and equipment	$(30)	$(375)
Intangible assets	(9,752)	(1,773)
Biological assets	(3,380)	(2,499)
Inventories	(7,450)	(5,859)
Right-of-use assets	(2,293)	(927)
Net investment in sublease	—	(13)
Other	(3,737)	(24)
Deferred tax liabilities	(26,642)	(11,470)
Set-off of tax	26,642	11,470
Net deferred tax liability	$—	$—

The changes in temporary differences during the year ended and year ended September 30, 2025 and September 30, 2024, respectively, were as follows:

	NET BALANCE AT SEPTEMBER 30, 2024	RECOGNIZED IN PROFIT OR LOSS	ACQUIRED IN A BUSINESS COMBINATION	NET BALANCE AT SEPTEMBER 30, 2025
Non-capital losses	$10,485	$11,058	$2,797	$24,340
Property, plant and equipment	(1,302)	3,418	(4,440)	(2,324)
Intangible assets	(1,773)	4,963	(12,942)	(9,752)
Biological assets	(2,499)	(882)	—	(3,381)
Inventories	(5,859)	(631)	(958)	(7,448)
Lease liabilities	985	(188)	1,505	2,302
Net investment in sublease	(13)	13	—	—
Other	(24)	(3,981)	268	(3,737)
Net tax (liabilities) assets	$—	$13,770	$(13,770)	$—

	NET BALANCE AT SEPTEMBER 30, 2023	RECOGNIZED IN PROFIT OR LOSS	NET BALANCE AT SEPTEMBER 30, 2024
Non-capital losses	$12,136	$(1,651)	$10,485
Property, plant and equipment	(1,557)	255	(1,302)
Intangibles	(2,117)	344	(1,773)
Biological assets	(2,832)	333	(2,499)
Inventories	(6,328)	469	(5,859)
Lease liabilities	1,041	(56)	985
Net investment in sublease	(316)	303	(13)
Other	(27)	3	(24)
Net tax liabilities	$—	$—	$—

As at September 30, 2025, the Company has $445,728 (September 30, 2024 - $397,826) non-capital loss carryforwards available to offset future taxable income in Canada, which begin to expire in 2035.

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Deductible temporary differences	$92,055	$93,950
Tax losses	363,803	362,311
	$455,858	$456,261